Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions		Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand		£ 493		£ 439	£ 467
Cash equivalents
Total cash and cash equivalents		1,664	£ 521	521	526
Bank overdrafts		(72)		(29)	(17)
Cash and cash equivalents per the cash flow statement	[1]	1,592		492	509	£ 452
Financial Assets At Amortised Cost Category [Member]
Cash equivalents
Cash equivalents		1,171
Loans And Receivables Category [Member]
Cash equivalents
Cash equivalents				82	59
US Deposits [Member] | Financial Assets At Amortised Cost Category [Member]
Cash equivalents
Other deposits		3
US Deposits [Member] | Loans And Receivables Category [Member]
Cash equivalents
Other deposits				26	32
UK Deposits [Member] | Financial Assets At Amortised Cost Category [Member]
Cash equivalents
Other deposits		1,132
UK Deposits [Member] | Loans And Receivables Category [Member]
Cash equivalents
Other deposits				31	1
Other Deposits [Member] | Financial Assets At Amortised Cost Category [Member]
Cash equivalents
Other deposits		£ 36
Other Deposits [Member] | Loans And Receivables Category [Member]
Cash equivalents
Other deposits				£ 25	£ 26

[1]	Net of bank overdrafts of £72m (2017/18: £29m, 2016/17: £17m).